INVENTORY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVENTORY (Details)
Write-downs To Cost Of Sales For Impairmen Of Inventory	$ 23,000	$ 0
Inventory Expensed To Cost Of Sales	$ 6,300,000	$ 100,000	$ 0